SHARE-BASED COMPENSATION - Plan (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2017 $ / shares	Jun. 30, 2017 CNY (¥) shares	Jun. 30, 2016 $ / shares	Jun. 30, 2016 CNY (¥) shares
Share based compensation
Recognized share-based compensation expenses		¥ 31,820		¥ 31,095
Hotel operating costs
Share based compensation
Recognized share-based compensation expenses		9,174		5,998
Selling and marketing expenses
Share based compensation
Recognized share-based compensation expenses		658		515
General and administrative expenses
Share based compensation
Recognized share-based compensation expenses		¥ 21,988		¥ 24,582
Restricted stocks
Share based compensation
Number of Restricted Stocks (in shares) | shares		214,099		1,176,834
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 15.26		$ 6.50